Assets held for sale and liabilities of disposal groups held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Disposal Groups [Abstract]
Held for sale

Held for sale at 31 December
	2022	2021
	£m	£m
Disposal groups	23,179	3
Unallocated impairment losses[1]	(1,978)	—
Non-current assets held for sale	13	6
Total assets	21,214	9
Liabilities of disposal groups	24,711	0
1    This represents impairment losses in excess of the carrying value on the non-current assets, excluded from the measurement scope of IFRS 5.
At 31 December 2022, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	France retail business	Branch operations in Greece	Business in Russia	Total
	£m	£m	£m	£m
Assets of disposal groups held for sale
Cash and balances at central banks	60	1,502	—	1,562
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	39	—	—	39
Loans and advances to banks	—	25	102	127
Loans and advances to customers	20,776	291	—	21,067
Reverse repurchase agreements	—	—	208	208
Financial investments	—	66	22	88
Prepayments, accrued income and other assets	63	4	21	88
Total Assets at 31 Dec 2022	20,938	1,888	353	23,179

Liabilities of disposal groups held for sale
Customer accounts	18,551	1,900	27	20,478
Financial liabilities designated at fair value	2,925	—	—	2,925
Debt securities in issue	1,100	—	—	1,100
Accruals, deferred income and other liabilities	138	52	18	208
Total Liabilities at 31 Dec 2022	22,714	1,952	45	24,711
Expected date of completion	Second Half of 2023	First Half of 2023	First Half of 2023
Operating segment	WPB	All global businesses	CMB, GBM

France retail banking operations
£m
Net assets/(liabilities) classified as held for sale[1]	(1,712)
Expected cash contribution [2]	3,398
Disposal group post-cash contribution [3]	1,686
1    Excludes impairment loss allocated against the non-current assets that are in scope of IFRS 5 measurement of £64m.
2    The contributions are reported within ‘Cash and balances at central banks’ on the group’s consolidated balance sheet.
3 ‘Disposal group post-cash contribution’ includes the net asset value of the transferring business of €1.6bn (£1.5bn) and £0.2bn of additional items to which a nil value is ascribed per the framework agreement.